CASH AND BORROWINGS - Liquidity risk exposures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	$ 2,425	$ 2,400
$300 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted	300
$80 million 2.47% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 80
Interest rate	2.47%
$45 million Floating Rate Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 45
$75 million 3.23% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75
Interest rate	3.23%
$1.0 billion syndicated, revolving credit facility
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 1,000
$190 million 2.97% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 190
Interest rate	2.97%
$75 million 3.46% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75
Interest rate	3.46%
$50 million 3.15% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 50
Interest rate	3.15%
$105 million 3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 105
Interest rate	3.26%
$100 million 3.89% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100
Interest rate	3.89%
$305 million 3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 305
Interest rate	3.36%
$25 million Floating Rate Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 25
$75 million 3.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75
Interest rate	3.99%